Prepayments for current assets (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Prepayments for current assets [Abstract]
Disclosure of derailed information about prepayments for current assets [text block]
Prepayments for current assets comprise of the following:

	March 31, 2024	March 31, 2023
Prepayments for purchase of bandwidth	139,139	91,507
Prepayments related to insurance	-	-
Prepayments-others	546,390	649,622
	685,529	741,129